Summary of Restricted Digital Assets Holdings (Details) USDT in Thousands, LTX in Thousands, DOR in Thousands, DAG in Thousands, CRYPTOCURRENCY in Thousands	Jun. 30, 2026 USD ($) DAG LTX USDT CRYPTOCURRENCY DOR	Dec. 31, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Quantity | CRYPTOCURRENCY	56,276
Cost Basis	$ 377,000
Market Value	$ 377,331
Constellation [Member]
Crypto Asset, Holding [Line Items]
Quantity | DAG	13,696
Cost Basis	$ 84,000
Market Value	$ 84,000
DOR [Member]
Crypto Asset, Holding [Line Items]
Quantity | DOR	36,373
Cost Basis	$ 39,000
Market Value	$ 39,000
Lattice Token [Member]
Crypto Asset, Holding [Line Items]
Quantity | LTX	6,013
Cost Basis	$ 61,000
Market Value	$ 61,000
USD Coin (USDT) [Member]
Crypto Asset, Holding [Line Items]
Quantity | USDT	194
Cost Basis	$ 194,000
Market Value	$ 194,000